Note 5 - Uncertainty in Greek Economy	9 Months Ended
Apr. 30, 2013
Risks and Uncertainties [Abstract]
Note 5 - Uncertainty in Greek Economy

Note 5 – Uncertainty in Greek economy:

Uncertainty surrounding the continuing financial instability with respect to the Greek government (the “Government”) and the economy of Greece continues to raise certain doubts about the Government’s ability to perform should the Company develop photovoltaic parks in Greece and look to enter into Power Purchase Agreements with the Government.  Under current economic conditions, the ability of the Greek government to effectively perform under any contracts that could be negotiated in the future remains unknown.  The Company has not yet entered into negotiations with respect to potential, future energy production and therefore we have not yet determined the impact this uncertainly may have on these financial statements, and as such, the financial statements do not include any adjustments that might result from the outcome of this uncertainty.  The Company has been unable, due to the current state of the economy in Greece to raise any funds to develop its project.